Revenues (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Revenues [Abstract]
Schedule of Company’s Revenues Disaggregated by Service Lines

The following table presents the Company’s revenues disaggregated by service lines for the six months ended September 30, 2023 and 2024:

	For the six months ended September 30,
	2023	2024	2024	Change	Change
Revenues	HKD	HKD	US$	HKD	%
	(Unaudited)	(Unaudited)
General corporate consultancy services	$4,650,000	$4,650,000	$598,510	$-	0.0
Internal control and others	294,800	-	-	(294,800)	(100.0)
Subtotal accounting and corporate consultancy services	4,944,800	4,650,000	598,510	(294.800)	(6.0)
Taxation services	865,000	881,000	113,395	16,000	1.8
Company secretarial services	684,754	925,465	119,118	240,711	35.2
Total revenues	$6,494,554	$6,456,465	$831,023	$(38,089)	(0.6)

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the six months ended September 30, 2023 and 2024:

	For the six months ended September 30,
	2023	2024	2024	Change	Change
	HKD	HKD	US$	HKD	%
	(Unaudited)	(Unaudited)
Services and deliverables transferred at a point in time	$1,516,959	$1,445,593	$186,065	$(71,366)	(4.7)
Services and deliverables transferred over time	4,977,595	5,010,872	644,958	33,277	0.7
Total revenues	6,494,554	$6,456,465	$831,023	$(38,089)	(0.6)

The following table presents the Company’s revenues disaggregated by service lines for the years ended March 31, 2023 and 2024:

	For the years ended March 31
	2023	2024	2024	Change	Change
Revenues	HKD	HKD	US$	HKD	%
General corporate consultancy services	$9,300,000	$9,300,000	$1,188,362	$-	-%
Internal control advisory services	486,400	520,080	66,456	33,680	6.9%
Subtotal accounting and corporate consultancy services	9,786,400	9,820,080	1,254,818	33,680	0.3%
Taxation services	1,240,000	950,000	121,392	(290,000)	(23.4)%
Company secretarial services	1,506,131	1,210,355	154,660	(295,776)	(19.6)%
Total revenues	$12,532,531	$11,980,435	$1,530,870	$(552,096)	(4.4)%

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended March 31, 2023 and 2024:

	For the years ended March 31
	2023	2024	2024	Change	Change
	HKD	HKD	US$	HKD	%
Services and deliverables transferred at a point in time	$2,397,398	$2,030,365	$259,442	$(367,033)	(15.3)%
Services and deliverables transferred over time	10,135,133	9,950,070	1,271,428	(185,063)	(1.8)%
Total revenues	$12,532,531	$11,980,435	$1,530,870	$(552,096)	(4.4)%